Investment and return - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Investment And Return [Abstract]
Cash and cash equivalents held by central finance companies	€ 3,000
Percentage of cash and cash equivalents held by central finance companies	49.00%
Cash and cash equivalents held with foreign subsidiaries	€ 3,100
Percentage of cash and cash equivalents held with foreign subsidiaries	51.00%
Cash and cash equivalents held by entity unavailable for use by group	€ 176	€ 98
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	€ 89	€ 6